Investment in associated companies (Tables)	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in associated companies
As at June 30, 2019 (Successor) and December 31, 2018 (Successor), the carrying values of our investments in associated companies were as follows.

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Seadrill Partners - Direct ownership interests	410	479
Seadrill Partners subsidiaries - Subordinated units	6	17
Seadrill Partners subsidiaries - IDRs (1)	54	54
Seabras Sapura	94	77
Seabras Sapura - Shareholder loans (1)	132	132
SeaMex	28	41
Total investment in associated companies	724	800
(1) These balances are recorded at cost less impairment as (i) they do not represent common stock interests and (ii) their fair values are not readily determinable.